PROSPECTUS SUPPLEMENT

August 1, 2016

for

Executive Benefits VUL

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus and Statement of Additional Information dated May 1, 2016 for Executive Benefits VUL issued through the Guardian Separate Account N.

Effective immediately, all certified, registered or express mail addressed to our Customer Service Office should be addressed as follows:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, PA 18017-9464

This replaces the address for certified, registered or express mail found in the definition of Customer Service Office contained in Appendix A of the Prospectus and in the section entitled “How to Communicate with Us” on the Back Cover Page of the Prospectus. There is no change to the address for regular mail contained in these sections.

Effective as of close of business July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

As a result of this acquisition, please note the following changes to your Prospectus and Statement of Additional Information:

1. In the chart entitled “Annual Underlying Mutual Fund Operating Expenses” on page 8 of the Prospectus, the Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses are replaced with “0.38%” (Minimum) and “1.67%” (Maximum). The minimum and maximum operating expenses reflect the minimum and maximum fees and expenses during the most recent fiscal year charged by any of the underlying mutual funds available under the Policy as of May 1, 2016, plus the newly formed Victory Capital funds.

2. The last paragraph of the section entitled “Your Allocation Options – The Variable Investment Options — Investment objectives and policies of the funds” is deleted in its entirety and replaced with the following:

“None of the funds listed below is affiliated with GIAC.”

3. The information regarding your allocation options in the section entitled “Your Allocation Options – The Variable Investment Options — Variable investment options” is amended to reflect that the RS Funds have been reorganized into newly-formed funds within the Victory Capital family of funds. The RS Funds are no longer available as investment options under your policy and have been replaced with the following funds:

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series*)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory High Yield VIP Series (formerly the RS High Yield VIP Series*)	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS International VIP Series (formerly the RS International VIP Series*)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series*)	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series*)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series*)	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series*)	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series*)	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

*Effective as of close of business July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

The funds mentioned above may not be available in all states. Please contact your registered representative for more information.

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

Note: If you received a summary prospectus for a fund listed in the chart above, please follow the directions on the first page of the summary prospectus if you wish to obtain a copy of the full fund prospectus, or contact our Customer Service Office at 1-800-441-6455.

4. In the second paragraph under the subsection “Payments we receive” of the section entitled “Your Allocation Options,” the sentence “We also receive 12b-1 fees from all of the funds, except those from the American Century, Davis, Gabelli, and RS fund families,” is deleted and replaced with the following:

“We also receive 12b-1 fees from all of the funds, except those from the American Century, Davis, Gabelli, and Victory fund families.”

5. The fifth paragraph under the subsection “Payments we receive” of the section entitled “Your Allocation Options,” is deleted and replaced with the following:

“We may also benefit, indirectly, from assets invested in the Victory High Yield VIP Series because our affiliates receive compensation from the underlying mutual fund for investment advisory services to that fund. Thus, our affiliates receive more revenue with respect to that underlying mutual fund than from underlying mutual funds with non-affiliated advisors.”

6. In the first paragraph under the subsection “Fund Selection Process” of the section entitled “Your Allocation Options,” “RS Variable Products Trust” is replaced with “Victory Variable Insurance Funds.”

7. The Example on page 16 of the Prospectus is replaced with the following example:

EXAMPLE (rounded to nearest dollar)

The policyowner owns a Policy with a Target Premium of $53,060 and he has paid $53,060 each year for the last three Policy Years. If he were to surrender his Policy on the third Policy Anniversary:

Policy Account Value on third Policy Anniversary (assuming net return of 5.03%1):	$153,487.00

Premium charges deducted (9%):	$14,326.00

Applicable percentage of premium charge to be refunded on third Policy Anniversary (from Appendix B):	95%

Alternate Cash Surrender Value $153,487 + (95% of $14,326.00):	$167,097.00

[1]

The net return reflects a gross return of 6% less the deduction of 0.97%, the arithmetic average of investment advisory fees and operating expenses incurred by all of the underlying mutual funds during 2015 plus the Victory Capital funds, before giving effect to any applicable expense reimbursements and fee waivers. Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein, resulting in a lower net return.

8. Appendix C, “Hypothetical Illustrations,” contained in the Prospectus is deleted in its entirety and replaced with Appendix C attached hereto.

9. The section titled “Other Agreements” in the Statement of Additional Information dated May 1, 2016 to the Prospectus, is replaced with the following:

“Other Agreements

We have entered into agreements with each of the fund complexes (or affiliated entities) represented by the variable investment options offered under the Policy pursuant to which we are compensated for certain distribution and/or administrative costs and expenses connected with the offering and sale of their funds to our policyowners. The amount we receive is a percentage of assets under management. We may also receive 12b-1 fees from all funds except the American Century, Davis, Gabelli, and Victory fund families.”

Except as set forth herein, all other provisions of the Prospectus and Statement of Additional Information noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

APPENDIX C

HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after-tax annual rates of 0%, 6% and 10%. The tables are based on Policies with face amounts of $1,000,000 for a male insured, issue age 48, guaranteed underwriting class, utilizing the Cash Value Accumulation Test. Values are first given based on current charges and then based on the Policy’s higher guaranteed charges. Each illustration is given for a policy with a level death benefit (sometimes known as Option 1). These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Executive Benefits VUL Policies with those for other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing an Executive Benefits VUL Policy, particularly if the decision to replace existing coverage is based primarily on a comparison of policy illustrations.

Actual returns will fluctuate over time and likely will be both positive and negative. The actual death benefits, Net Cash Surrender Values and Policy Account Values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the policyowner pays more than the stated premium.

Death benefits, Net Cash Surrender Values and Policy Account Values will also be different from the amounts shown if (1) the actual gross rates of return average 0%, 6% or 10%, but vary above and below the average over the period; and (2) premiums are paid at other than annual intervals. Benefits and values will also be affected by the policyowner’s allocation of the Unloaned Policy Account Value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy’s performance. Policy loans and other Policy transactions, such as partial withdrawals, will also affect results, as will the insured’s sex and underwriting class.

Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from premiums for premium charges; and (2) the Monthly Deduction is deducted from the Policy Account Value on each Monthly Processing Date. See “Deductions and Charges.” The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.97% of the average daily net assets of such funds. The arithmetic average is based upon actual expenses of the funds incurred during 2015, before taking into account any applicable expense reimbursements or fee waivers, and on the hypothetical assumption that policy Account Value is allocated equally among the variable investment options. For an explanation of the expenses, see the accompanying fund prospectuses. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein.

Taking account of the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at -0.97%, 5.03% and 9.03%, respectively.

The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See “GIAC’s taxes.”

GIAC will furnish upon request an illustration reflecting the proposed insured’s age, sex, underwriting class, face amount requested and applicable life insurance test, but a premium-based illustration must reflect GIAC’s current minimum Face Amount requirement for Executive Benefits VUL — which is $100,000 ($250,000 for fully underwritten preferred plus NT Policies). These personalized illustrations will use either (i) a fund-specific weighted average of the investment advisory fees and operating expenses incurred by the mutual funds during 2015 selected by the policyowner (ii) an arithmetic average of the investment advisory fees and expenses incurred by all funds, based on actual fees and expenses of the funds incurred during 2015, or (iii) a weighted average of the investment advisory fees and expenses incurred by all the mutual funds during 2015, all after applicable reimbursements, waivers and restatements.

These illustrations will refer to “net outlay” as the cash flow into or out of the Policy. It is equal to the sum of all premiums and accrued loan interest paid in cash and reduced by the proceeds of any Policy loan or partial withdrawal received in cash. For purposes of these illustrations, “net outlay” will be equal to Target Premium. With this Policy, we reasonably expect that policyowners will pay the Target Premium annually. Therefore, the illustrations are based on this expectation and as a result show premiums being paid only through Policy Year seven. If the policyowner pays the Target Premium for seven years, any additional payment after that would cause the Policy to become a modified endowment contract.

From time to time, advertisements or sales literature for Executive Benefits VUL may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples. Any such information is intended to show the Policy’s investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

GIAC began to offer Executive Benefits VUL on October 15, 2008. As such, the Policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates. The results for any period prior to the Policies’ being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies. Thus the illustrations will reflect deductions for each fund’s expenses, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the Policy in question.

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect CURRENT cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Current Charges and 0% Gross (-0.97% Net) Return				Assuming Current Charges and 6% Gross (5.03% Net) Return				Assuming Current Charges and 10% Gross (9.03% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	45,932	51,663	1,000,000	53,060	48,771	54,501	1,000,000	53,060	50,664	56,394	1,000,000
2	53,060	91,306	101,334	1,000,000	53,060	99,887	109,916	1,000,000	53,060	105,800	115,828	1,000,000
3	53,060	136,135	149,745	1,000,000	53,060	153,487	167,097	1,000,000	53,060	165,838	179,448	1,000,000
4	53,060	180,427	196,663	1,000,000	53,060	209,709	225,945	1,000,000	53,060	231,247	247,484	1,000,000
5	53,060	224,188	238,514	1,000,000	53,060	268,702	283,028	1,000,000	53,060	302,542	316,869	1,000,000
6	53,060	267,429	277,457	1,000,000	53,060	330,633	340,661	1,000,000	53,060	380,302	390,331	1,000,000
7	53,060	310,162	310,162	1,000,000	53,060	395,681	395,681	1,000,000	53,060	464,715	464,715	1,119,637
8	—	304,394	304,394	1,000,000	—	413,128	413,128	1,001,914	—	503,766	503,766	1,176,757
9	—	298,373	298,373	1,000,000	—	431,267	431,267	1,008,199	—	545,954	545,954	1,237,107
10	—	292,070	292,070	1,000,000	—	450,106	450,106	1,014,706	—	591,514	591,514	1,300,845
15	—	254,592	254,592	1,000,000	—	554,793	554,793	1,077,978	—	878,910	878,910	1,674,306
20	—	201,387	201,387	1,000,000	—	677,866	677,866	1,157,050	—	1,294,556	1,294,556	2,166,379
25	—	119,372	119,372	1,000,000	—	820,538	820,538	1,244,385	—	1,889,031	1,889,031	2,808,627
30	—	—	—	—	—	985,005	985,005	1,344,875	—	2,733,644	2,733,644	3,659,138
35	—	—	—	—	—	1,173,504	1,173,504	1,466,544	—	3,926,010	3,926,010	4,810,062
40	—	—	—	—	—	1,390,650	1,390,650	1,621,811	—	5,608,516	5,608,516	6,412,329
45	—	—	—	—	—	1,641,688	1,641,688	1,820,603	—	7,981,492	7,981,492	8,677,453
50	—	—	—	—	—	1,949,757	1,949,757	2,052,157	—	11,427,128	11,427,128	11,791,306
55	—	—	—	—	—	2,450,197	2,450,197	2,386,526	—	17,310,949	17,310,949	16,531,958
60	—	—	—	—	—	3,131,611	3,131,611	3,050,233	—	26,671,714	26,671,714	25,471,490
65	—	—	—	—	—	4,002,530	4,002,530	3,898,520	—	41,094,242	41,094,242	39,245,006
70	—	—	—	—	—	5,115,656	5,115,656	4,982,720	—	63,315,644	63,315,644	60,466,448
73	—	—	—	—	—	5,927,089	5,927,089	5,773,066	—	82,063,316	82,063,316	78,370,477

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect GUARANTEED cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Guaranteed Charges and 0% Gross (-0.97% Net) Return				Assuming Guaranteed Charges and 6% Gross (5.03% Net) Return				Assuming Guaranteed Charges and 10% Gross (9.03% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	44,652	50,383	1,000,000	53,060	47,451	53,182	1,000,000	53,060	49,318	55,049	1,000,000
2	53,060	88,847	98,875	1,000,000	53,060	97,279	107,307	1,000,000	53,060	103,089	113,118	1,000,000
3	53,060	132,560	146,170	1,000,000	53,060	149,586	163,196	1,000,000	53,060	161,709	175,319	1,000,000
4	53,060	175,765	192,001	1,000,000	53,060	204,484	220,720	1,000,000	53,060	225,616	241,853	1,000,000
5	53,060	218,406	232,732	1,000,000	53,060	262,063	276,389	1,000,000	53,060	295,268	309,594	1,000,000
6	53,060	260,484	270,512	1,000,000	53,060	322,485	332,513	1,000,000	53,060	371,238	381,266	1,000,000
7	53,060	301,963	301,963	1,000,000	53,060	385,892	385,892	1,000,000	53,060	453,596	453,596	1,094,478
8	—	294,715	294,715	1,000,000	—	401,443	401,443	1,000,000	—	490,169	490,169	1,146,886
9	—	286,987	286,987	1,000,000	—	417,441	417,441	1,000,000	—	529,414	529,414	1,201,774
10	—	278,733	278,733	1,000,000	—	433,906	433,906	1,000,000	—	571,510	571,510	1,259,258
15	—	228,551	228,551	1,000,000	—	524,436	524,436	1,021,296	—	833,164	833,164	1,590,692
20	—	150,228	150,228	1,000,000	—	624,694	624,694	1,069,351	—	1,196,377	1,196,377	2,007,742
25	—	24,958	24,958	1,000,000	—	735,761	735,761	1,119,327	—	1,698,638	1,698,638	2,533,377
30	—	—	—	—	—	853,822	853,822	1,170,364	—	2,376,264	2,376,264	3,193,129
35	—				—	972,235	972,235	1,221,724	—	3,261,834	3,261,834	4,018,070
40	—	—	—	—	—	1,084,262	1,084,262	1,273,690	—	4,385,186	4,385,186	5,049,601
45	—	—	—	—	—	1,185,742	1,185,742	1,326,341	—	5,781,056	5,781,056	6,338,719
50	—	—	—	—	—	1,302,090	1,302,090	1,380,883	—	7,652,819	7,652,819	7,955,800
55	—	—	—	—	—	1,605,008	1,605,008	1,563,300	—	11,371,576	11,371,576	10,859,857
60	—	—	—	—	—	2,051,369	2,051,369	1,998,062	—	17,520,670	17,520,670	16,732,243
65	—	—	—	—	—	2,621,866	2,621,866	2,553,734	—	26,994,840	26,994,840	25,780,076
70	—	—	—	—	—	3,351,022	3,351,022	3,263,942	—	41,592,097	41,592,097	39,720,458
73	—	—	—	—	—	3,882,553	3,882,553	3,781,660	—	53,907,458	53,907,458	51,481,629

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.